Quarterly Report
May 31, 2021
MFS®  New Discovery
Value Fund
NDV-Q1

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.6%
CACI International, Inc., “A” (a)	170,963	$43,588,726
KBR, Inc.	1,677,134	68,326,439
PAE, Inc. (a)	4,612,257	37,451,527
		$149,366,692
Apparel Manufacturers – 2.6%
PVH Corp. (a)	399,399	$45,858,993
Skechers USA, Inc., “A” (a)	1,290,727	61,309,533
		$107,168,526
Automotive – 3.4%
LKQ Corp. (a)	1,138,503	$58,018,113
Methode Electronics, Inc.	952,282	46,071,403
Stoneridge, Inc. (a)	569,849	17,346,203
Visteon Corp. (a)	175,860	21,535,816
		$142,971,535
Business Services – 2.9%
Paya, Inc. (a)	2,623,884	$26,028,929
Stamps.com, Inc. (a)	185,004	34,721,551
Syneos Health, Inc. (a)	495,130	43,521,927
WNS (Holdings) Ltd., ADR (a)	203,067	15,128,492
		$119,400,899
Chemicals – 1.5%
Element Solutions, Inc.	2,589,168	$60,560,640
Computer Software – 0.8%
8x8, Inc. (a)	702,023	$16,532,642
ACI Worldwide, Inc. (a)	444,251	16,997,043
		$33,529,685
Computer Software - Systems – 1.7%
Softchoice Corp. (a)(w)	1,792,142	$31,937,841
Verint Systems, Inc. (a)	825,059	38,043,471
		$69,981,312
Construction – 1.9%
Armstrong World Industries, Inc.	171,726	$18,263,060
GMS, Inc. (a)	540,038	24,728,340
Toll Brothers, Inc.	565,681	36,905,029
		$79,896,429
Consumer Products – 2.5%
Energizer Holdings, Inc.	575,119	$26,478,479
Newell Brands, Inc.	987,419	28,329,051
Prestige Consumer Healthcare, Inc. (a)	1,000,206	49,880,273
		$104,687,803
Consumer Services – 2.0%
BrightView Holdings, Inc. (a)	1,055,169	$18,307,182
Grand Canyon Education, Inc. (a)	536,749	48,811,954
Regis Corp. (a)(h)	1,848,952	16,899,421
		$84,018,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 5.3%
Berry Global, Inc. (a)	992,023	$67,665,889
Graphic Packaging Holding Co.	3,205,868	56,679,746
Owens Corning	250,234	26,687,456
Pactiv Evergreen, Inc.	2,630,118	39,030,951
Silgan Holdings, Inc.	737,800	31,083,514
		$221,147,556
Electrical Equipment – 2.7%
nVent Electric PLC	1,079,646	$35,131,681
TriMas Corp. (a)	1,212,748	39,317,290
WESCO International, Inc. (a)	348,698	37,160,746
		$111,609,717
Electronics – 1.6%
nLIGHT, Inc. (a)	433,268	$12,703,418
Plexus Corp. (a)	557,562	55,092,701
		$67,796,119
Energy - Independent – 2.3%
Devon Energy Corp.	891,607	$23,681,082
Magnolia Oil & Gas Corp., “A” (a)	3,494,671	45,151,149
Viper Energy Partners LP	1,615,756	29,132,081
		$97,964,312
Engineering - Construction – 1.6%
APi Group, Inc. (a)	2,171,218	$45,921,261
Quanta Services, Inc.	211,161	20,134,201
		$66,055,462
Entertainment – 0.5%
IMAX Corp. (a)	970,576	$20,974,147
Food & Beverages – 1.8%
Hostess Brands, Inc. (a)	2,324,913	$36,454,636
Nomad Foods Ltd. (a)	1,250,001	38,337,531
		$74,792,167
Gaming & Lodging – 1.9%
International Game Technology PLC (a)	2,162,109	$52,452,764
Wyndham Hotels & Resorts, Inc.	382,885	28,739,348
		$81,192,112
Insurance – 4.0%
CNO Financial Group, Inc.	1,844,508	$48,990,133
Everest Re Group Ltd.	125,168	32,538,673
Hanover Insurance Group, Inc.	264,124	36,842,657
Selective Insurance Group, Inc.	414,019	31,163,210
SiriusPoint Ltd. (a)	1,835,345	19,307,829
		$168,842,502
Leisure & Toys – 1.2%
Brunswick Corp.	255,368	$26,106,270
Funko, Inc., “A” (a)	861,575	22,616,344
		$48,722,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.2%
Enerpac Tool Group Corp.	534,930	$14,657,082
Regal Beloit Corp.	112,840	16,049,233
Rexnord Corp.	418,717	20,923,289
		$51,629,604
Major Banks – 0.9%
TCF Financial Corp.	767,994	$36,479,715
Medical & Health Technology & Services – 2.4%
PRA Health Sciences, Inc. (a)	351,676	$60,108,462
Premier, Inc., “A”	1,206,984	39,830,472
		$99,938,934
Medical Equipment – 0.4%
Quidel Corp. (a)	152,916	$18,060,909
Metals & Mining – 1.3%
Arconic Corp. (a)	1,010,926	$36,565,194
Kaiser Aluminum Corp.	126,688	16,392,160
		$52,957,354
Natural Gas - Distribution – 2.3%
New Jersey Resources Corp.	1,015,564	$43,384,894
South Jersey Industries, Inc.	1,944,196	51,832,265
		$95,217,159
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	4,268,492	$46,569,248
Oil Services – 1.7%
ChampionX Corp. (a)	2,031,914	$53,845,721
Frank's International N.V. (a)	5,598,053	18,809,458
		$72,655,179
Other Banks & Diversified Financials – 22.5%
Agiliti Health, Inc. (a)	1,552,781	$33,959,320
Air Lease Corp.	533,855	25,123,216
Bank of Hawaii Corp.	483,938	43,428,596
Brookline Bancorp, Inc.	2,450,247	41,311,164
Cathay General Bancorp, Inc.	1,481,419	61,745,544
East West Bancorp, Inc.	547,100	40,912,138
Element Fleet Management Corp.	3,662,593	41,572,100
Encore Capital Group, Inc. (a)	1,159,489	53,672,746
First Hawaiian, Inc.	1,877,061	52,858,038
Hanmi Financial Corp.	1,419,302	29,776,956
Lakeland Financial Corp.	562,257	34,696,880
Prosperity Bancshares, Inc.	660,052	49,668,913
Sandy Spring Bancorp, Inc.	486,898	22,621,281
Signature Bank	143,156	35,753,211
SLM Corp.	3,791,644	76,780,791
Textainer Group Holdings Ltd. (a)	2,041,066	68,783,924
Triton International Ltd. of Bermuda	437,939	23,758,191
UMB Financial Corp.	636,818	61,586,669
Umpqua Holdings Corp.	3,269,021	62,372,921
Wintrust Financial Corp.	535,301	43,048,906
Zions Bancorp NA	645,605	37,367,617
		$940,799,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.6%
U.S. Ecology, Inc. (a)	660,071	$26,158,614
Real Estate – 8.8%
Brixmor Property Group, Inc., REIT	1,395,388	$31,689,261
Broadstone Net Lease, Inc.	1,576,965	34,440,916
Douglas Emmett, Inc.	481,246	16,708,861
Empire State Realty Trust, REIT, “A”	2,848,770	33,700,949
Industrial Logistics Properties Trust, REIT	1,863,383	46,696,378
Lexington Realty Trust, REIT	3,094,848	38,314,218
Life Storage, Inc., REIT	359,277	35,726,505
National Storage Affiliates Trust, REIT	515,546	23,766,671
Office Properties Income Trust, REIT	887,209	25,933,119
STAG Industrial, Inc., REIT	724,522	25,872,681
Two Harbors Investment Corp., REIT	7,301,811	52,500,021
		$365,349,580
Specialty Chemicals – 5.0%
Atotech, Ltd. (a)	1,396,240	$33,677,309
Avient Corp.	1,051,334	54,648,341
Axalta Coating Systems Ltd. (a)	604,002	19,593,825
Compass Minerals International, Inc.	521,648	36,463,195
Diversey Holdings Ltd. (a)	1,925,740	32,506,491
Univar Solutions, Inc. (a)	1,238,383	33,547,796
		$210,436,957
Specialty Stores – 2.2%
Urban Outfitters, Inc. (a)	1,226,464	$48,028,330
Zumiez, Inc. (a)	991,227	43,435,567
		$91,463,897
Trucking – 0.6%
Schneider National, Inc.	1,051,592	$25,753,488
Utilities - Electric Power – 2.5%
Black Hills Corp.	793,639	$52,213,510
Portland General Electric Co.	1,048,527	50,266,384
		$102,479,894
Total Common Stocks		$4,146,628,440
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.03% (v)	33,488,387	$33,488,387

Other Assets, Less Liabilities – (0.1)%		(5,996,619)
Net Assets – 100.0%		$4,174,120,208
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,387,808 and $4,129,729,019, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,146,628,440	$—	$—	$4,146,628,440
Mutual Funds	33,488,387	—	—	33,488,387
Total	$4,180,116,827	$—	$—	$4,180,116,827
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,206,243	$193,042,873	$210,760,729	$—	$—	$33,488,387
PAE, Inc.*	37,682,140	—	—	—	(230,613)	$—
Regis Corp.	21,725,186	—	—	—	(4,825,765)	16,899,421
	$110,613,569	$193,042,873	$210,760,729	$—	$(5,056,378)	$50,387,808
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,322	$—
PAE, Inc. *	—	—
Regis Corp.	—	—
	$3,322	$—
*	Held at period end. No longer considered an affiliated issuer.
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.